Discretionary Managed Futures Strategy Fund

FUTEX

(a series of Northern Lights Fund Trust III)

Supplement dated June 4, 2014
to the Prospectus dated May 30, 2013

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Effective June 4, 2014, Stephen J. Luongo of the adviser, Triumph Alternatives, LLC, has been added as a portfolio manager of the Discretionary Managed Futures Strategy Fund (the “Fund”) and is, together with Robert Johnson and Robert Vear of the adviser and John K. Milne, Deborah Wingerson and Brian Borneman of the sub-adviser, Milne, LLC d/b/a JKMilne Asset Management, primarily responsible for the day-to-day management of the Fund. The investment objective, principal investment strategies and principal risks of the Fund have not changed.

The following information is to be included in the section titled “Investment Adviser Portfolio Managers” on page 4 of the Prospectus:

Portfolio Managers:

Stephen J. Luongo is a Portfolio Manager and Managing Director of Portfolio Management of the adviser. He has served the Fund as Portfolio manager since June 2014.

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The following information is to be included in the section titled “Investment Adviser Portfolio Managers” on page 14 of the Prospectus:

PORTFOLIO MANAGERS:

Stephen J. Luongo

Portfolio Manager

Mr. Luongo serves as a Co-Portfolio Manager to the Fund.  Mr. Luongo joined the adviser in February 2014 as Managing Director of Portfolio Management, and is responsible for co-managing the adviser’s portfolio and risk management, as well as directing the Fund’s seeding and third party distribution strategy.  He has nearly 30 years of experience in banking, treasury, capital markets and portfolio management.  He is the founder and, since April 2000, has served as Managing Partner of, Columbus Global Advisors LLC, a Commodity Trading Advisor and Commodity Pool Operator that has been registered with the CFTC since 2000.  He was a Managing Director with Peregrine Asset Management form October 2008 to July 2012, where he was responsible for managing the firm’s managed futures based hedge fund activity, and the portfolio manager for Peregrine’s managed futures based precious metals mutual fund.  While at Peregrine, he led the investment committee and directed the firm’s distribution strategy with a national wholesaling and third party marketing firm.  Mr. Luongo began his career with the Central National Bank of New York in 1983 and served as an Assistant Treasurer and corporate banker.  Mr. Luongo graduated from Hobart and William Smith Colleges in 1982 with a B.A. in Political Science.  He is a member of the National Futures Association and maintains his Series 3 and 30 registrations.

The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of Fund shares.

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You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information Supplement dated May 30, 2013.  These documents provide information that you should know about the Funds before investing and have been filed with the Securities and Exchange Commission.  These documents are available upon request and without charge by calling the Fund toll-free at 1-888-985-9750.

Please retain this Supplement for future reference.

Discretionary Managed Futures Strategy Fund

FUTEX

(a series of Northern Lights Fund Trust III)

Supplement dated June 4, 2014
to the Statement of Additional Information (“SAI”) dated May 30, 2013

______________________________________________________________________

Effective June 4, 2014, Stephen J. Luongo of the adviser, Triumph Alternatives, LLC, has been added as a portfolio manager of the Discretionary Managed Futures Strategy Fund (the “Fund”) and is, together with Robert Johnson and Robert Vear of the adviser and John K. Milne, Deborah Wingerson and Brian Borneman of the sub-adviser, Milne, LLC d/b/a JKMilne Asset Management, primarily responsible for the day-to-day management of the Fund. The investment objective, principal investment strategies and principal risks of the Fund have not changed.

The following information is to be included in the section titled “Portfolio Managers” on pages 25 and 26 of the SAI:

PORTFOLIO MANAGERS

The following table lists the number and types of accounts managed by Stephen J. Luongo in addition to those of the Fund and assets under management in those accounts as of May 1, 2014:

Total Other Accounts Managed

Portfolio Manager	Registered Investment Company Accounts	Assets Managed ($ millions)	Pooled Investment Vehicle Accounts	Assets Managed	Other Accounts	Assets Managed ($ millions)
Stephen J. Luongo	None	$0	None	$0	None	$0

Other Accounts Managed Subject to Performance-Based Fees

Portfolio Manager	Registered Investment Company Accounts	Assets Managed ($ millions)	Pooled Investment Vehicle Accounts	Assets Managed	Other Accounts	Assets Managed ($ millions)
Stephen J. Luongo	None	$0	None	$0	None	$0

Compensation.

Stephen J. Luongo receives a monthly fixed fee as compensation for his services as Portfolio Manager to the Fund,

Ownership of Securities.

As of May 1, 2014, the Portfolio Manager beneficially owned the following amounts in the Fund:

Portfolio Manager	Dollar Range of Shares Beneficially Owned
Stephen J. Luongo	None

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You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information Supplement dated May 30, 2013.  These documents provide information that you should know about the Funds before investing and have been filed with the Securities and Exchange Commission.  These documents are available upon request and without charge by calling the Fund toll-free at 1-888-985-9750.

Please retain this Supplement for future reference.